Principal Subsidiaries - Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest (Parenthetical) (Detail) - LINE Company (Thailand) Limited [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of subsidiaries [line items]
Non-controlling interest	50.00%	50.00%
Proportion of voting rights held in subsidiary	9.10%

[1]	The non-controlling interest in LINE Company (Thailand) Limited is 50.0%, but it holds 9.1% of the voting rights.